SHARE BASED COMPENSATION - Summary of fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE BASED COMPENSATION
Expected dividends yield	0.00%	0.00%	0.00%
Minimum [Member]
SHARE BASED COMPENSATION
Expected volatility	75.77%	73.76%	72.22%
Exercise multiple	2.2	2.2	2.2
Risk-free interest rate per annum	1.66%	1.09%	0.79%
The fair value of underlying ordinary shares (per share)	$ 0.36	$ 0.20	$ 1.71
Maximum [Member]
SHARE BASED COMPENSATION
Expected volatility	77.77%	75.78%	78.51%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate per annum	4.10%	1.66%	2.08%
The fair value of underlying ordinary shares (per share)	$ 1.13	$ 2.92	$ 4.65